Goodwill, Net (Tables)	12 Months Ended
May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Beginning balance	109,039	106,588
Acquisition	—	38,992
Exchange differences	(2,451)	(4,281)

Ending balance	106,588	141,299
Accumulated impairment	(35,785)	(35,785)

Goodwill, net	70,803	105,514